Summary of Business and Significant Accounting Policies (Details) - Schedule of Exchange Rates	12 Months Ended
	Jun. 30, 2022 $ / shares	Jun. 30, 2022 ¥ / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 ¥ / shares
Year end exchange rate [Member]
Summary of Business and Significant Accounting Policies (Details) - Schedule of Exchange Rates [Line Items]
Exchange rate | (per share)	$ 1	¥ 6.6981	$ 1	¥ 6.4566
Year average exchange rate [Member]
Summary of Business and Significant Accounting Policies (Details) - Schedule of Exchange Rates [Line Items]
Exchange rate | (per share)	$ 1	¥ 6.4477	$ 1	¥ 6.6217